SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 55,222	$ 50,937	$ 88,753
Restricted cash – short term	9,766	15,867	14,699
Bank deposits	34,002	24,568	0
Restricted cash – long term	2,037	4,590	0
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$ 101,027	$ 95,962	$ 103,452	$ 61,074